Interest and Finance Costs	12 Months Ended
Dec. 31, 2011
Interest and Finance Costs Disclosure [Abstract]
Interest and Finance Costs [Text Block]

21.	Interest and Finance Costs:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	2011	2010	2009
Interest on long-term debt	9,926	9,078	4,695
Interest on revolving credit facility	2,330	2,259	1,659
Amortization of debt issuance costs	657	738	608
Restructuring fees on acquired debt	407	705	145
Commitment fee on un-drawn revolving credit facility	-	35	14
Other	162	116	109
Total	13,482	12,931	7,230